REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Schedule of revenues

	2021	2020
	£'000	£'000
Crypto currency mining - worldwide	70,325	18,947
Subscriber revenue - worldwide	—	10
Crypto currency management fees – United States	3,879	—
Total revenue	74,204	18,957